Acquisitions (Tables)	6 Months Ended
Jun. 30, 2026
Business Combinations [Abstract]
Summary of business combination

($ millions)	Final PPA
Property, plant and equipment	3
Right-of-use assets	6
Current marketed products	65
Acquired IPR&D	820
Deferred tax assets	40
Other current assets	6
Cash and cash equivalents	26
Non-current lease liabilities	(4)
Non-current financial debts	(1)
Deferred tax liabilities	(202)
Current financial debts	(34)
Current lease liabilities	(2)
Current income tax liabilities	(1)
Trade payables	(3)
Provisions and other current liabilities	(11)
Net identifiable assets acquired	708
Goodwill	175
Non-controlling interests	(27)
Net assets acquired as a result of business combination	856

Cash paid at closing	522
Previously-held investment in associated company	334
Total acquisition date fair value of consideration	856

($ millions)	Final PPA
Property, plant and equipment	1
Right-of-use assets	1
Current marketed products	4
Acquired IPR&D	33
Inventories	1
Cash and cash equivalents	6
Other assets	1
Deferred tax liabilities	(11)
Lease liabilities	(1)
Trade payables	(1)
Provisions and other current liabilities	(1)
Net identifiable assets acquired	33
Goodwill	90
Net assets acquired as a result of business combination	123

Cash paid at closing	78
Cash expected to be paid after closing	2
Previously-held FVOCI financial investment	11
Previously-held commercialization rights in intangible assets	9
Contingent consideration	9
Previously-held investment in associated company	14
Total acquisition date fair value of consideration	123